Schedule of Investments (unaudited)	iShares® Mortgage Real Estate ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 2.3%
iStar Inc.	1,688,886	$35,010,607

Mortgage REITs — 96.3%
AGNC Investment Corp.	10,567,490	178,484,906
Annaly Capital Management Inc.	28,175,096	250,194,853
Apollo Commercial Real Estate Finance Inc.	3,343,672	53,331,568
Arbor Realty Trust Inc.	3,031,799	54,026,658
Ares Commercial Real Estate Corp.	898,750	13,202,638
ARMOUR Residential REIT Inc.	1,689,053	19,288,985
Blackstone Mortgage Trust Inc., Class A	2,142,106	68,311,760
BrightSpire Capital Inc.	2,011,610	18,909,134
Broadmark Realty Capital Inc.	3,060,826	32,414,147
Capstead Mortgage Corp.	2,278,560	13,990,358
Cherry Hill Mortgage Investment Corp.	405,542	3,998,644
Chimera Investment Corp.	4,824,908	72,663,115
Dynex Capital Inc.	724,572	13,520,514
Ellington Financial Inc.	978,933	18,746,567
Ellington Residential Mortgage REIT	208,440	2,453,339
Granite Point Mortgage Trust Inc.	1,305,702	19,259,105
Great Ajax Corp.	515,958	6,697,135
Hannon Armstrong Sustainable Infrastructure
Capital Inc.	1,443,987	81,079,870
Invesco Mortgage Capital Inc.	5,915,141	23,069,050
KKR Real Estate Finance Trust Inc.	770,296	16,661,502
Ladder Capital Corp.	2,708,475	31,255,802
MFA Financial Inc.	10,548,846	48,419,203
New Residential Investment Corp.	8,722,653	92,372,895
New York Mortgage Trust Inc.	9,057,445	40,486,779
Security	Shares	Value

Mortgage REITs (continued)
Orchid Island Capital Inc.	2,259,807	$11,728,398
PennyMac Mortgage Investment Trust	2,335,155	49,178,364
Ready Capital Corp.	1,378,018	21,869,146
Redwood Trust Inc.	2,693,449	32,509,929
Starwood Property Trust Inc.	5,528,874	144,690,633
TPG RE Finance Trust Inc.	1,431,052	19,247,649
Two Harbors Investment Corp.	6,526,112	49,337,407
Western Asset Mortgage Capital Corp.	1,420,067	4,615,218
		1,506,015,271
Total Common Stocks — 98.6%
(Cost: $1,368,938,876)		1,541,025,878

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	210,000	210,000

Total Short -Term Investments — 0.0%
(Cost: $210,000)		210,000

Total Investments in Securities — 98.6%
(Cost: $1,369,148,876)		1,541,235,878

Other Assets, Less Liabilities — 1.4%		22,460,947

Net Assets—100.0%		$1,563,696,825

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$18,563	$—	$(18,564	)(b)	$28	$(27)	$—	—	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	360,000	—	(150,000	)(b)	—	—	210,000	210,000	48	—
					$28	$(27)	$210,000		$48	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
DJ U.S. Real Estate Index	572	09/17/21	$22,703	$(224,546)

Schedule of Investments (unaudited) (continued)	iShares® Mortgage Real Estate ETF
June 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,541,025,878	$—	$—	$1,541,025,878
Money Market Funds	210,000	—	—	210,000
	$1,541,235,878	$—	$—	$1,541,235,878
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(224,546)	$—	$—	$(224,546)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

REIT                        Real Estate Investment Trust

2